Long-term incentive plans based on Telefónica, S.A. shares (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Schedule of Number and Weighted-Average Exercise Prices of Other Equity Instruments	The first cycle commenced on January 1, 2021 and ended on December 31, 2023. The maximum number of shares assigned to this cycle of the plan was 19,425,499 and the outstanding shares at December 31, 2023 were 17,728,523, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	9,712,749	8,864,262	2.64
FCF Objective	7,770,200	7,091,409	3.15
CO2 E.N. Objective	1,942,550	1,772,852	3.15
After considering the levels of performance during the measurement period, a weighted achievement coefficient of 89.45% was reached.
•The second cycle commenced on January 1, 2022 and will end on December 31, 2024. The maximum number of shares assigned to this cycle of the plan was 15,069,650 and the outstanding shares at December 31, 2023 were 14,545,706, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	7,534,825	7,272,853	2.43
FCF Objective	6,027,860	5,818,282	2.95
CO2 E.N. Objective	1,506,965	1,454,571	2.95
•The third cycle commenced on January 1, 2023 and will end on December 31, 2025. The maximum number of shares assigned to this cycle of the plan was 16,618,564 and the outstanding shares at December 31, 2023 were 16,496,424, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	8,309,282	8,248,212	1.77
FCF Objective	6,647,426	6,598,570	2.81
CO2 E.N. Objective	1,661,856	1,649,642	2.81
The first cycle commenced on January 1, 2021 and ended on December 31, 2023. The maximum number of shares assigned to this cycle of the plan was 1,751,500 and the outstanding shares at December 31, 2022 were 1,557,000, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	875,750	778,500	2.64
FCF Objective	700,600	622,800	3.15
CO2 E.N. Objective	175,150	155,700	3.15
After considering the levels of performance during the measurement period, a weighted achievement coefficient of 89.45% was reached.
•The second cycle commenced on January 1, 2022 and will end on December 31, 2024. The maximum number of shares assigned to this cycle of the plan was 1,646,500 and the outstanding shares at December 31, 2023 was 1,542,000, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	823,250	771,000	2.43
FCF Objective	658,600	616,800	2.95
CO2 E.N. Objective	164,650	154,200	2.95
•The third cycle commenced on January 1, 2023 and will end on December 31, 2025. The maximum number of shares assigned to this cycle of the plan was 1,771,500 and the outstanding shares at December 31, 2023 was 1,745,500, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	885,750	872,750	1.77
FCF Objective	708,600	698,200	2.81
CO2 E.N. Objective	177,150	174,550	2.81